Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Designated as Hedging Instrument | Cash Flow Hedge | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 163,911	¥ 138,912
Designated as Hedging Instrument | Cash Flow Hedge | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	290,605	209,968
Designated as Hedging Instrument | Cash Flow Hedge | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	23,673	20,022
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	33,449	271,471
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	49,572
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	430,949	64,466
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 63,651	48,740
Not Designated as Hedging Instrument | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives		¥ 3,499